Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTEREST INCOME
Loans, including fees		$ 33,720	$ 35,696	$ 32,867
Securities:
Taxable		1,977	1,938	2,601
Tax-exempt		2,856	2,137	1,704
Other		251	259	647
Total interest income		38,804	40,030	37,819
INTEREST EXPENSE
Deposits		2,281	3,998	6,440
Borrowings		788	2,990	2,484
Total interest expense		3,069	6,988	8,924
Net interest income		35,735	33,042	28,895
PROVISION FOR LOAN LOSSES		300	6,200	550
Net interest income after provision for loan losses		35,435	26,842	28,345
NON-INTEREST INCOME
Service charges on deposit accounts		1,090	1,102	1,486
Gain on sale of loans	[1]	13,468	24,139	9,071
Net securities gains (losses)	[1]	(16)	289	4
Change in fair value of mortgage servicing rights	[1]	295	(293)	(258)
Increase in cash surrender value of life insurance	[1]	402	368	390
Other operating income		2,107	1,395	4,355
Total non-interest income		17,346	27,000	15,048
NON-INTEREST EXPENSES
Salaries, wages and employee benefits		20,702	22,127	18,665
Occupancy expenses		4,485	3,630	3,174
Other operating expenses		11,519	11,408	9,278
Total non-interest expenses		36,706	37,165	31,117
Income before income taxes		16,075	16,677	12,276
PROVISION FOR INCOME TAXES		2,494	2,922	1,615
NET INCOME		$ 13,581	$ 13,755	$ 10,661
NET INCOME PER SHARE BASIC (in dollars per share)		$ 4,140	$ 4,210	$ 3,260
NET INCOME PER SHARE DILUTED (in dollars per share)		$ 4,070.00	$ 4,160	$ 3,250

[1]	Not within the scope of ASC 606